UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Global Real Estate

Investment Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Equity: Other - 47.1%
Diversified/Specialty - 40.8%
Alexandria Real Estate Equities, Inc.	22,800	$2,455,788
BioMed Realty Trust, Inc.	44,200	1,183,676
British Land Co. PLC	161,000	2,234,338
Canadian Real Estate Investment Trust	68,773	1,926,260
DB RREEF Trust	3,054,845	3,844,147
Digital Realty Trust, Inc.	57,100	2,619,177
Entertainment Properties Trust	59,900	3,250,773
Forest City Enterprises, Inc.-Class A	14,000	402,640
Hang Lung Properties Ltd.	1,591,000	5,036,028
Henderson Land Development Co., Ltd.	490,000	2,953,724
Kerry Properties Ltd.	998,480	4,761,236
Land Securities Group PLC	142,473	3,519,948
Lend Lease Corp. Ltd.	470,200	3,865,180
Mitsubishi Estate Co., Ltd.	199,000	4,395,690
Mitsui Fudosan Co., Ltd.	257,000	5,355,685
Morguard Real Estate Investment Trust	82,500	990,653
New World Development Co., Ltd.	1,830,990	2,778,993
Plum Creek Timber Co., Inc. (REIT)	31,000	1,538,220
Rayonier, Inc.	28,700	1,291,213
Sumitomo Realty & Development	34,000	676,812
Sun Hung Kai Properties Ltd.	578,000	7,881,294
Unibail	44,571	9,254,287
Vornado Realty Trust	44,500	4,425,970
Wereldhave NV	9,000	1,003,730

		77,645,462

Health Care - 5.5%
HCP, Inc.	50,107	1,814,876
Health Care REIT, Inc.	63,600	3,298,932
Nationwide Health Properties, Inc.	65,200	2,244,184
Omega Healthcare Investors, Inc.	59,000	1,052,560
Ventas, Inc.	43,496	1,975,588

		10,386,140

Triple Net - 0.8%
Macquarie Infrastructure Group	210,000	391,355
National Retail Properties, Inc.	50,300	1,141,307

		1,532,662

		89,564,264

Retail - 21.6%
Regional Mall - 10.0%
CBL & Associates Properties, Inc.	21,000	455,490
General Growth Properties, Inc.	68,400	1,773,612
Simon Property Group, Inc.	83,600	7,931,968
Taubman Centers, Inc.	40,000	1,941,600
Westfield Group	471,151	6,913,782

		19,016,452

Shopping Center/Other Retail - 11.6%
CapitaMall Trust	1,471,000	2,826,700
Citycon Oyj	316,883	1,199,993
Corio NV	11,900	875,225
Federal Realty Investment Trust	15,600	1,183,728
Hammerson PLC	52,700	909,188
Kimco Realty Corp.	54,100	2,009,274
Klepierre	126,619	5,047,380
Macquarie CountryWide Trust	832,387	737,910
Mercialys SA	22,800	975,930
New World Department Store China Ltd. (a)	17,428	12,970
Primaris Retail Real Estate Investment Trust	85,941	1,418,047
Regency Centers Corp.	22,900	1,419,113
RioCan Real Estate Investment Trust (UIT)	54,850	1,112,695
Tanger Factory Outlet Centers	61,002	2,447,400

		22,175,553

		41,192,005

Office - 14.7%
Allied Properties Real Estate Investment Trust	96,222	1,860,453
Boston Properties, Inc.	29,000	2,971,630
Brookfield Properties Corp.	131,725	2,726,708
Castellum AB	171,300	1,753,481
Cominar Real Estate Investment Trust	65,168	1,395,669
Derwent Valley Holdings PLC	32,494	645,932
Dundee Real Estate Investment Trust	31,801	964,393
Great Portland Estates PLC	185,386	1,234,831
ING Office Fund	1,519,480	1,868,814
Japan Real Estate Investment Corp.-Class A	261	2,434,299
Nippon Building Fund, Inc.-Class A	165	1,785,387
Nomura Real Estate Office Fund, Inc.-Class A	101	725,024
Norwegian Property ASA	210,919	793,750
NTT Urban Development Corp.	4,105	5,477,982
SL Green Realty Corp.	16,050	1,380,300

		28,018,653

Residential - 7.4%
Multi-Family - 5.7%
Apartment Investment & Management Co.-Class A	60,387	2,140,116
Boardwalk Real Estate Investment Trust	29,058	1,067,309
Equity Residential	64,300	2,713,468
Essex Property Trust, Inc.	8,600	1,009,210
Home Properties, Inc.	31,700	1,672,175
Mid-America Apartment Communities, Inc.	17,200	862,752
UDR, Inc.	58,200	1,442,196

		10,907,226

Self Storage - 1.7%
Extra Space Storage, Inc.	38,700	609,525
Public Storage	29,600	2,614,272

		3,223,797

		14,131,023

Industrial - 4.4%
Industrial Warehouse Distribution - 4.4%
Ascendas Real Estate Investment Trust	1,908,000	3,060,300
Prologis	109,600	4,719,376
Segro PLC	78,562	624,861

		8,404,537

Lodging - 3.5%
DiamondRock Hospitality Co.	118,370	1,090,188
Fonciere Des Murs	38,000	1,234,600
Host Hotels & Resorts, Inc.	113,331	1,620,633
Strategic Hotels & Resorts, Inc.	81,000	746,820
Sunstone Hotel Investors, Inc.	137,050	1,943,369

		6,635,610

Total Common Stocks
(cost $202,327,078)		187,946,092

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
The Bank of New York Mellon
1.00%, 9/02/08 (cost $960,000)	$960	960,000

Total Investments - 99.2%
(cost $203,287,078)		188,906,092
Other assets less liabilities - 0.8%		1,432,902

Net Assets - 100.0%		$190,338,994

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown *

August 31, 2008 (unaudited)

Summary
39.9%	United States
12.4%	Hong Kong
11.1%	Japan
9.3%	Australia
8.8%	France
7.1%	Canada
4.9%	United Kingdom
3.1%	Singapore
1.0%	Netherlands
0.9%	Sweden
0.6%	Finland
0.4%	Norway
0.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of August 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: China.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2008:

	Investments In Securities	Other Financial Instruments*
Level
Level 1	$88,855,305	$-0-
Level 2	100,050,787	-0-
Level 3	-0-	-0-

Total	$188,906,092	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 8/31/08	$-0-	$-0-

Net change in unrealized appreciation/depreciation from Investments still held as of 8/31/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 8/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 24, 2008

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